UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Asset Manager® 20%

December 31, 2007

1.811345.103

AMI-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 18.3%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (c)	406,338	$ 44,819
Fidelity Consumer Staples Central Fund (c)	320,645	41,825
Fidelity Energy Central Fund (c)	365,241	56,039
Fidelity Financials Central Fund (c)	828,048	80,958
Fidelity Health Care Central Fund (c)	463,613	56,111
Fidelity Industrials Central Fund (c)	419,974	55,962
Fidelity Information Technology Central Fund (c)	529,652	76,376
Fidelity Materials Central Fund (c)	121,145	17,904
Fidelity Telecom Services Central Fund (c)	112,692	15,114
Fidelity Utilities Central Fund (c)	139,799	18,203
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $376,564)		463,311
Fixed-Income Central Funds - 51.2%

High Yield Fixed-Income Funds - 3.9%
Fidelity Floating Rate Central Fund (c)	628,271	60,144
Fidelity High Income Central Fund 1 (c)	402,214	38,826
TOTAL HIGH YIELD FIXED-INCOME CENTRAL FUNDS		98,970
Investment Grade Fixed-Income Funds - 47.3%
Fidelity Tactical Income Central Fund (c)	12,429,400	1,197,946
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,316,108)		1,296,916
Money Market Central Funds - 25.5%

Fidelity Cash Central Fund, 4.58% (a)	511,762,184	511,762
Fidelity Money Market Central Fund, 5.27% (a)	135,550,134	135,550
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $647,312)		647,312
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 3.04% to 3.82% 1/17/08 to 3/6/08 (b) (Cost $2,860)	$ 2,875	2,861
Cash Equivalents - 4.9%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 1.41%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $123,141)	$ 123,151	$ 123,141
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,465,985)		2,533,541
NET OTHER ASSETS - 0.0%		(1,143)
NET ASSETS - 100%		$ 2,532,398
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
151 S&P 500 Index Contracts	March 2008	$ 55,764	$ (805)
The face value of futures purchased as a percentage of net assets - 2.2%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,861,000.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$123,141,000 due 1/02/08 at 1.41%
ABN AMRO Bank N.V., New York Branch	$ 53,783
Lehman Brothers, Inc.	33,477
Merrill Lynch Government Securities, Inc.	35,881
$ 123,141
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6,098
Fidelity Consumer Discretionary Central Fund	186
Fidelity Consumer Staples Central Fund	166
Fidelity Energy Central Fund	117
Fidelity Financials Central Fund	651
Fidelity Floating Rate Central Fund	1,197
Fidelity Health Care Central Fund	120
Fidelity High Income Central Fund 1	806
Fidelity Industrials Central Fund	171
Fidelity Information Technology Central Fund	89
Fidelity Materials Central Fund	101
Fidelity Money Market Central Fund	1,807
Fidelity Tactical Income Central Fund	16,063
Fidelity Telecom Services Central Fund	94
Fidelity Utilities Central Fund	123
Total	$ 27,789
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 48,742	$ 668	$ -	$ 44,819	6.9%
Fidelity Consumer Staples Central Fund	39,907	562	-	41,825	6.9%
Fidelity Energy Central Fund	50,544	756	-	56,039	6.9%
Fidelity Financials Central Fund	90,663	1,003	-	80,958	6.9%
Fidelity Floating Rate Central Fund	61,332	-	-	60,144	2.4%
Fidelity Health Care Central Fund	54,673	807	-	56,111	6.9%
Fidelity High Income Central Fund 1	39,618	-	-	38,826	14.8%
Fidelity Industrials Central Fund	55,944	794	-	55,962	6.9%
Fidelity Information Technology Central Fund	78,426	1,022	-	76,376	6.9%
Fidelity Materials Central Fund	17,546	245	-	17,904	6.9%
Fidelity Tactical Income Central Fund	1,187,781	16,063	-	1,197,946	22.0%
Fidelity Telecom Services Central Fund	16,929	210	-	15,114	6.9%
Fidelity Utilities Central Fund	17,006	227	-	18,203	6.9%
Total	$ 1,759,111	$ 22,357	$ -	$ 1,760,227
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,465,985,000. Net unrealized appreciation aggregated $67,556,000, of which $89,896,000 related to appreciated investment securities and $22,340,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Asset Manager® 20%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Asset Manager® 20%

1.844202.102

AAM20-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 18.3%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (c)	406,338	$ 44,819
Fidelity Consumer Staples Central Fund (c)	320,645	41,825
Fidelity Energy Central Fund (c)	365,241	56,039
Fidelity Financials Central Fund (c)	828,048	80,958
Fidelity Health Care Central Fund (c)	463,613	56,111
Fidelity Industrials Central Fund (c)	419,974	55,962
Fidelity Information Technology Central Fund (c)	529,652	76,376
Fidelity Materials Central Fund (c)	121,145	17,904
Fidelity Telecom Services Central Fund (c)	112,692	15,114
Fidelity Utilities Central Fund (c)	139,799	18,203
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $376,564)		463,311
Fixed-Income Central Funds - 51.2%

High Yield Fixed-Income Funds - 3.9%
Fidelity Floating Rate Central Fund (c)	628,271	60,144
Fidelity High Income Central Fund 1 (c)	402,214	38,826
TOTAL HIGH YIELD FIXED-INCOME CENTRAL FUNDS		98,970
Investment Grade Fixed-Income Funds - 47.3%
Fidelity Tactical Income Central Fund (c)	12,429,400	1,197,946
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,316,108)		1,296,916
Money Market Central Funds - 25.5%

Fidelity Cash Central Fund, 4.58% (a)	511,762,184	511,762
Fidelity Money Market Central Fund, 5.27% (a)	135,550,134	135,550
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $647,312)		647,312
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 3.04% to 3.82% 1/17/08 to 3/6/08 (b) (Cost $2,860)	$ 2,875	2,861
Cash Equivalents - 4.9%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 1.41%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $123,141)	$ 123,151	$ 123,141
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,465,985)		2,533,541
NET OTHER ASSETS - 0.0%		(1,143)
NET ASSETS - 100%		$ 2,532,398
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
151 S&P 500 Index Contracts	March 2008	$ 55,764	$ (805)
The face value of futures purchased as a percentage of net assets - 2.2%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,861,000.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$123,141,000 due 1/02/08 at 1.41%
ABN AMRO Bank N.V., New York Branch	$ 53,783
Lehman Brothers, Inc.	33,477
Merrill Lynch Government Securities, Inc.	35,881
$ 123,141
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6,098
Fidelity Consumer Discretionary Central Fund	186
Fidelity Consumer Staples Central Fund	166
Fidelity Energy Central Fund	117
Fidelity Financials Central Fund	651
Fidelity Floating Rate Central Fund	1,197
Fidelity Health Care Central Fund	120
Fidelity High Income Central Fund 1	806
Fidelity Industrials Central Fund	171
Fidelity Information Technology Central Fund	89
Fidelity Materials Central Fund	101
Fidelity Money Market Central Fund	1,807
Fidelity Tactical Income Central Fund	16,063
Fidelity Telecom Services Central Fund	94
Fidelity Utilities Central Fund	123
Total	$ 27,789
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 48,742	$ 668	$ -	$ 44,819	6.9%
Fidelity Consumer Staples Central Fund	39,907	562	-	41,825	6.9%
Fidelity Energy Central Fund	50,544	756	-	56,039	6.9%
Fidelity Financials Central Fund	90,663	1,003	-	80,958	6.9%
Fidelity Floating Rate Central Fund	61,332	-	-	60,144	2.4%
Fidelity Health Care Central Fund	54,673	807	-	56,111	6.9%
Fidelity High Income Central Fund 1	39,618	-	-	38,826	14.8%
Fidelity Industrials Central Fund	55,944	794	-	55,962	6.9%
Fidelity Information Technology Central Fund	78,426	1,022	-	76,376	6.9%
Fidelity Materials Central Fund	17,546	245	-	17,904	6.9%
Fidelity Tactical Income Central Fund	1,187,781	16,063	-	1,197,946	22.0%
Fidelity Telecom Services Central Fund	16,929	210	-	15,114	6.9%
Fidelity Utilities Central Fund	17,006	227	-	18,203	6.9%
Total	$ 1,759,111	$ 22,357	$ -	$ 1,760,227
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,465,985,000. Net unrealized appreciation aggregated $67,556,000, of which $89,896,000 related to appreciated investment securities and $22,340,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Asset Manager® 30%

December 31, 2007

1.849900.100

TAN-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 30.8%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	1,640	$ 180,892
Fidelity Consumer Staples Central Fund (b)	1,294	168,789
Fidelity Energy Central Fund (b)	1,474	226,156
Fidelity Financials Central Fund (b)	3,342	326,747
Fidelity Health Care Central Fund (b)	1,871	226,447
Fidelity Industrials Central Fund (b)	1,695	225,859
Fidelity Information Technology Central Fund (b)	2,137	308,155
Fidelity Materials Central Fund (b)	488	72,122
Fidelity Telecom Services Central Fund (b)	454	60,890
Fidelity Utilities Central Fund (b)	564	73,438
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $1,885,793)		1,869,495
Fixed-Income Central Funds - 41.5%

High Yield Fixed-Income Funds - 3.7%
Fidelity Floating Rate Central Fund (b)	1,419	135,841
Fidelity High Income Central Fund 1 (b)	937	90,449
TOTAL HIGH YIELD FIXED-INCOME FUNDS		226,290
Investment Grade Fixed-Income Funds - 37.8%
Fidelity Tactical Income Central Fund (b)	23,802	2,294,037
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,528,302)		2,520,327
Money Market Central Funds - 20.0%

Fidelity Cash Central Fund, 4.58% (a) (Cost $1,209,382)	1,209,382	1,209,382
Cash Equivalents - 6.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.41%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) # (Cost $395,000)	$ 395,031	395,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $6,018,477)		5,994,204
NET OTHER ASSETS - 1.2%		75,288
NET ASSETS - 100%		$ 6,069,492
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$395,000 due 1/02/08 at 1.41%
ABN AMRO Bank N.V., New York Branch	$ 172,518
Lehman Brothers, Inc.	107,385
Merrill Lynch Government Securities, Inc.	115,097
$ 395,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,849
Fidelity Consumer Discretionary Central Fund	682
Fidelity Consumer Staples Central Fund	511
Fidelity Energy Central Fund	427
Fidelity Financials Central Fund	2,150
Fidelity Floating Rate Central Fund	1,576
Fidelity Health Care Central Fund	425
Fidelity High Income Central Fund 1	1,099
Fidelity Industrials Central Fund	585
Fidelity Information Technology Central Fund	176
Fidelity Materials Central Fund	326
Fidelity Tactical Income Central Fund	17,802
Fidelity Telecom Services Central Fund	221
Fidelity Utilities Central Fund	430
Total	$ 34,259
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 219,843	$ 27,937	$ 180,892	0.0%
Fidelity Consumer Staples Central Fund	-	190,791	24,798	168,789	0.0%
Fidelity Energy Central Fund	-	241,402	31,242	226,156	0.0%
Fidelity Financials Central Fund	-	398,281	50,205	326,747	0.0%
Fidelity Floating Rate Central Fund	-	137,641	-	135,841	0.0%
Fidelity Health Care Central Fund	-	259,810	33,881	226,447	0.0%
Fidelity High Income Central Fund 1	-	91,408	-	90,449	0.0%
Fidelity Industrials Central Fund	-	259,577	33,497	225,859	0.0%
Fidelity Information Technology Central Fund	-	368,284	45,874	308,155	0.0%
Fidelity Materials Central Fund	-	81,031	10,398	72,122	0.0%
Fidelity Tactical Income Central Fund	-	2,299,253	-	2,294,037	0.0%
Fidelity Telecom Services Central Fund	-	73,619	9,122	60,890	0.0%
Fidelity Utilities Central Fund	-	82,801	10,638	73,438	0.0%
Total	$ -	$ 4,703,741	$ 277,592	$ 4,389,822
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $6,018,477. Net unrealized depreciation aggregated $24,273, of which $32,202 related to appreciated investment securities and $56,475 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Asset Manager® 30%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Asset Manager® 30%

1.849939.100

ATAN-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 30.8%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	1,640	$ 180,892
Fidelity Consumer Staples Central Fund (b)	1,294	168,789
Fidelity Energy Central Fund (b)	1,474	226,156
Fidelity Financials Central Fund (b)	3,342	326,747
Fidelity Health Care Central Fund (b)	1,871	226,447
Fidelity Industrials Central Fund (b)	1,695	225,859
Fidelity Information Technology Central Fund (b)	2,137	308,155
Fidelity Materials Central Fund (b)	488	72,122
Fidelity Telecom Services Central Fund (b)	454	60,890
Fidelity Utilities Central Fund (b)	564	73,438
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $1,885,793)		1,869,495
Fixed-Income Central Funds - 41.5%

High Yield Fixed-Income Funds - 3.7%
Fidelity Floating Rate Central Fund (b)	1,419	135,841
Fidelity High Income Central Fund 1 (b)	937	90,449
TOTAL HIGH YIELD FIXED-INCOME FUNDS		226,290
Investment Grade Fixed-Income Funds - 37.8%
Fidelity Tactical Income Central Fund (b)	23,802	2,294,037
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,528,302)		2,520,327
Money Market Central Funds - 20.0%

Fidelity Cash Central Fund, 4.58% (a) (Cost $1,209,382)	1,209,382	1,209,382
Cash Equivalents - 6.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.41%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) # (Cost $395,000)	$ 395,031	395,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $6,018,477)		5,994,204
NET OTHER ASSETS - 1.2%		75,288
NET ASSETS - 100%		$ 6,069,492
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$395,000 due 1/02/08 at 1.41%
ABN AMRO Bank N.V., New York Branch	$ 172,518
Lehman Brothers, Inc.	107,385
Merrill Lynch Government Securities, Inc.	115,097
$ 395,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,849
Fidelity Consumer Discretionary Central Fund	682
Fidelity Consumer Staples Central Fund	511
Fidelity Energy Central Fund	427
Fidelity Financials Central Fund	2,150
Fidelity Floating Rate Central Fund	1,576
Fidelity Health Care Central Fund	425
Fidelity High Income Central Fund 1	1,099
Fidelity Industrials Central Fund	585
Fidelity Information Technology Central Fund	176
Fidelity Materials Central Fund	326
Fidelity Tactical Income Central Fund	17,802
Fidelity Telecom Services Central Fund	221
Fidelity Utilities Central Fund	430
Total	$ 34,259
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 219,843	$ 27,937	$ 180,892	0.0%
Fidelity Consumer Staples Central Fund	-	190,791	24,798	168,789	0.0%
Fidelity Energy Central Fund	-	241,402	31,242	226,156	0.0%
Fidelity Financials Central Fund	-	398,281	50,205	326,747	0.0%
Fidelity Floating Rate Central Fund	-	137,641	-	135,841	0.0%
Fidelity Health Care Central Fund	-	259,810	33,881	226,447	0.0%
Fidelity High Income Central Fund 1	-	91,408	-	90,449	0.0%
Fidelity Industrials Central Fund	-	259,577	33,497	225,859	0.0%
Fidelity Information Technology Central Fund	-	368,284	45,874	308,155	0.0%
Fidelity Materials Central Fund	-	81,031	10,398	72,122	0.0%
Fidelity Tactical Income Central Fund	-	2,299,253	-	2,294,037	0.0%
Fidelity Telecom Services Central Fund	-	73,619	9,122	60,890	0.0%
Fidelity Utilities Central Fund	-	82,801	10,638	73,438	0.0%
Total	$ -	$ 4,703,741	$ 277,592	$ 4,389,822
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $6,018,477. Net unrealized depreciation aggregated $24,273, of which $32,202 related to appreciated investment securities and $56,475 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Asset Manager® 40%

December 31, 2007

1.849910.100

FAN-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 40.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	3,358	$ 370,387
Fidelity Consumer Staples Central Fund (b)	2,650	345,666
Fidelity Energy Central Fund (b)	3,019	463,205
Fidelity Financials Central Fund (b)	6,844	669,138
Fidelity Health Care Central Fund (b)	3,832	463,787
Fidelity Industrials Central Fund (b)	3,471	462,511
Fidelity Information Technology Central Fund (b)	4,378	631,308
Fidelity International Equity Central Fund (b)	5,661	550,079
Fidelity Materials Central Fund (b)	1,001	147,938
Fidelity Telecom Services Central Fund (b)	931	124,866
Fidelity Utilities Central Fund (b)	1,155	150,393
TOTAL EQUITY CENTRAL FUNDS (Cost $4,602,211)		4,379,278
Fixed-Income Central Funds - 40.7%

High Yield Fixed-Income Funds - 3.9%
Fidelity Floating Rate Central Fund (b)	2,640	252,727
Fidelity High Income Central Fund 1 (b)	1,745	168,445
TOTAL HIGH YIELD FIXED-INCOME FUNDS		421,172
Investment Grade Fixed-Income Funds - 36.8%
Fidelity Tactical Income Central Fund (b)	41,641	4,013,359
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $4,451,445)		4,434,531
Money Market Central Funds - 18.3%

Fidelity Cash Central Fund, 4.58% (a) (Cost $1,995,417)	1,995,417	1,995,417
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.99% 1/17/08 (Cost $29,944)	$ 30,000	29,967
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $11,079,017)		10,839,193
NET OTHER ASSETS - 0.5%		53,944
NET ASSETS - 100%		$ 10,893,137
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,956
Fidelity Consumer Discretionary Central Fund	1,453
Fidelity Consumer Staples Central Fund	1,259
Fidelity Energy Central Fund	909
Fidelity Financials Central Fund	5,012
Fidelity Floating Rate Central Fund	3,733
Fidelity Health Care Central Fund	931
Fidelity High Income Central Fund 1	2,609
Fidelity Industrials Central Fund	1,322
Fidelity Information Technology Central Fund	629
Fidelity Materials Central Fund	777
Fidelity Tactical Income Central Fund	47,229
Fidelity Telecom Services Central Fund	697
Fidelity Utilities Central Fund	947
Total	$ 86,463
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 417,083	$ -	$ 370,387	0.1%
Fidelity Consumer Staples Central Fund	-	337,261	-	345,666	0.1%
Fidelity Energy Central Fund	-	435,545	-	463,205	0.1%
Fidelity Financials Central Fund	-	775,011	-	669,138	0.1%
Fidelity Floating Rate Central Fund	-	257,503	-	252,727	0.0%
Fidelity Health Care Central Fund	-	469,321	-	463,787	0.1%
Fidelity High Income Central Fund 1	-	171,711	-	168,445	0.1%
Fidelity Industrials Central Fund	-	480,052	-	462,511	0.1%
Fidelity Information Technology Central Fund	-	693,362	8,250	631,308	0.1%
Fidelity International Equity Central Fund	-	562,409	-	550,079	0.1%
Fidelity Materials Central Fund	-	149,585	-	147,938	0.1%
Fidelity Tactical Income Central Fund	-	4,022,230	-	4,013,359	0.1%
Fidelity Telecom Services Central Fund	-	142,622	-	124,866	0.1%
Fidelity Utilities Central Fund	-	148,182	-	150,393	0.1%
Total	$ -	$ 9,061,877	$ 8,250	$ 8,813,809
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $11,079,017. Net unrealized depreciation aggregated $239,824, of which $43,589 related to appreciated investment securities and $283,413 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Asset Manager® 40%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Asset Manager® 40%

1.849958.100

AFAN-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 40.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	3,358	$ 370,387
Fidelity Consumer Staples Central Fund (b)	2,650	345,666
Fidelity Energy Central Fund (b)	3,019	463,205
Fidelity Financials Central Fund (b)	6,844	669,138
Fidelity Health Care Central Fund (b)	3,832	463,787
Fidelity Industrials Central Fund (b)	3,471	462,511
Fidelity Information Technology Central Fund (b)	4,378	631,308
Fidelity International Equity Central Fund (b)	5,661	550,079
Fidelity Materials Central Fund (b)	1,001	147,938
Fidelity Telecom Services Central Fund (b)	931	124,866
Fidelity Utilities Central Fund (b)	1,155	150,393
TOTAL EQUITY CENTRAL FUNDS (Cost $4,602,211)		4,379,278
Fixed-Income Central Funds - 40.7%

High Yield Fixed-Income Funds - 3.9%
Fidelity Floating Rate Central Fund (b)	2,640	252,727
Fidelity High Income Central Fund 1 (b)	1,745	168,445
TOTAL HIGH YIELD FIXED-INCOME FUNDS		421,172
Investment Grade Fixed-Income Funds - 36.8%
Fidelity Tactical Income Central Fund (b)	41,641	4,013,359
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $4,451,445)		4,434,531
Money Market Central Funds - 18.3%

Fidelity Cash Central Fund, 4.58% (a) (Cost $1,995,417)	1,995,417	1,995,417
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.99% 1/17/08 (Cost $29,944)	$ 30,000	29,967
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $11,079,017)		10,839,193
NET OTHER ASSETS - 0.5%		53,944
NET ASSETS - 100%		$ 10,893,137
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,956
Fidelity Consumer Discretionary Central Fund	1,453
Fidelity Consumer Staples Central Fund	1,259
Fidelity Energy Central Fund	909
Fidelity Financials Central Fund	5,012
Fidelity Floating Rate Central Fund	3,733
Fidelity Health Care Central Fund	931
Fidelity High Income Central Fund 1	2,609
Fidelity Industrials Central Fund	1,322
Fidelity Information Technology Central Fund	629
Fidelity Materials Central Fund	777
Fidelity Tactical Income Central Fund	47,229
Fidelity Telecom Services Central Fund	697
Fidelity Utilities Central Fund	947
Total	$ 86,463
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 417,083	$ -	$ 370,387	0.1%
Fidelity Consumer Staples Central Fund	-	337,261	-	345,666	0.1%
Fidelity Energy Central Fund	-	435,545	-	463,205	0.1%
Fidelity Financials Central Fund	-	775,011	-	669,138	0.1%
Fidelity Floating Rate Central Fund	-	257,503	-	252,727	0.0%
Fidelity Health Care Central Fund	-	469,321	-	463,787	0.1%
Fidelity High Income Central Fund 1	-	171,711	-	168,445	0.1%
Fidelity Industrials Central Fund	-	480,052	-	462,511	0.1%
Fidelity Information Technology Central Fund	-	693,362	8,250	631,308	0.1%
Fidelity International Equity Central Fund	-	562,409	-	550,079	0.1%
Fidelity Materials Central Fund	-	149,585	-	147,938	0.1%
Fidelity Tactical Income Central Fund	-	4,022,230	-	4,013,359	0.1%
Fidelity Telecom Services Central Fund	-	142,622	-	124,866	0.1%
Fidelity Utilities Central Fund	-	148,182	-	150,393	0.1%
Total	$ -	$ 9,061,877	$ 8,250	$ 8,813,809
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $11,079,017. Net unrealized depreciation aggregated $239,824, of which $43,589 related to appreciated investment securities and $283,413 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 50%

December 31, 2007

1.811343.103

FAA-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 50.3%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (d)	3,387,771	$ 373,671
Fidelity Consumer Staples Central Fund (d)	2,673,325	348,708
Fidelity Energy Central Fund (d)	3,045,137	467,215
Fidelity Financials Central Fund (d)	6,903,705	674,975
Fidelity Health Care Central Fund (d)	3,865,298	467,817
Fidelity Industrials Central Fund (d)	3,501,469	466,571
Fidelity Information Technology Central Fund (d)	4,415,888	636,771
Fidelity International Equity Central Fund (d)	3,895,000	378,477
Fidelity Materials Central Fund (d)	1,010,037	149,273
Fidelity Telecom Services Central Fund (d)	939,550	126,012
Fidelity Utilities Central Fund (d)	1,165,553	151,767
TOTAL EQUITY CENTRAL FUNDS (Cost $3,430,123)		4,241,257
Fixed-Income Central Funds - 44.9%

High Yield Fixed-Income Funds - 4.1%
Fidelity Floating Rate Central Fund (d)	2,245,558	214,967
Fidelity High Income Central Fund 1 (d)	1,379,815	133,194
TOTAL HIGH YIELD FIXED-INCOME FUNDS		348,161
Investment Grade Fixed-Income Funds - 40.8%
Fidelity Tactical Income Central Fund (d)	35,654,452	3,436,378
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,837,197)		3,784,539
Common Stocks - 0.1%

Australia - 0.0%
ABB Grain Ltd.	1,089	8
Canada - 0.0%
European Goldfields Ltd. (a)	187,400	1,034
Czech Republic - 0.0%
Philip Morris CR AS	4,640	1,995
Japan - 0.0%
Nissin Healthcare Food Service Co.	78,800	901
United States of America - 0.1%
Virgin Media, Inc.	233,250	3,998
TOTAL COMMON STOCKS (Cost $9,903)		7,936
Money Market Central Funds - 4.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.58% (b)	17,528,036	$ 17,528
Fidelity Money Market Central Fund, 5.27% (b)	375,013,442	375,013
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $392,541)		392,541
U.S. Treasury Obligations - 0.2%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 2.98% to 4.11% 1/10/08 to 3/6/08 (c) (Cost $19,041)	$ 19,140	19,045
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $7,688,805)		8,445,318
NET OTHER ASSETS - (0.2)%		(16,968)
NET ASSETS - 100%		$ 8,428,350
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
220 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2008	$ 14,239	$ 298
108 FTSE 100 Index Contracts (United Kingdom)	March 2008	13,851	372
462 S&P 500 Index Contracts	March 2008	170,617	(2,462)
103 TOPIX 150 Index Contracts (Japan)	March 2008	13,578	(958)
TOTAL EQUITY INDEX CONTRACTS		$ 212,285	$ (2,750)
The face value of futures purchased as a percentage of net assets - 2.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,097,000.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,008
Fidelity Consumer Discretionary Central Fund	1,558
Fidelity Consumer Staples Central Fund	1,390
Fidelity Energy Central Fund	974
Fidelity Financials Central Fund	5,454
Fidelity Floating Rate Central Fund	4,462
Fidelity Health Care Central Fund	1,005
Fidelity High Income Central Fund 1	2,888
Fidelity Industrials Central Fund	1,436
Fidelity Information Technology Central Fund	751
Fidelity Materials Central Fund	848
Fidelity Money Market Central Fund	5,621
Fidelity Securities Lending Cash Central Fund	14
Fidelity Tactical Income Central Fund	46,413
Fidelity Telecom Services Central Fund	789
Fidelity Utilities Central Fund	1,026
Total	$ 76,637
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 412,360	$ -	$ -	$ 373,671	57.5%
Fidelity Consumer Staples Central Fund	337,240	-	-	348,708	57.5%
Fidelity Energy Central Fund	427,750	-	-	467,215	57.5%
Fidelity Financials Central Fund	765,273	-	-	674,975	57.5%
Fidelity Floating Rate Central Fund	271,825	-	52,652	214,967	8.7%
Fidelity Health Care Central Fund	462,483	-	-	467,817	57.5%
Fidelity High Income Central Fund 1	153,712	-	17,798	133,194	50.8%
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Industrials Central Fund	$ 473,294	$ -	$ -	$ 466,571	57.5%
Fidelity Information Technology Central Fund	662,781	-	-	636,771	57.5%
Fidelity International Equity Central Fund	-	387,418	-	378,477	43.7%
Fidelity Materials Central Fund	148,405	-	-	149,273	57.5%
Fidelity Tactical Income Central Fund	3,496,910	46,413	89,744	3,436,378	63.0%
Fidelity Telecom Services Central Fund	143,131	-	-	126,012	57.5%
Fidelity Utilities Central Fund	143,573	-	-	151,767	57.5%
Total	$ 7,898,737	$ 433,831	$ 160,194	$ 8,025,796
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $7,688,814,000. Net unrealized appreciation aggregated $756,504,000, of which $826,787,000 related to appreciated investment securities and $70,283,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 50%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 50%

1.844203.102

AAM50-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 50.3%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (d)	3,387,771	$ 373,671
Fidelity Consumer Staples Central Fund (d)	2,673,325	348,708
Fidelity Energy Central Fund (d)	3,045,137	467,215
Fidelity Financials Central Fund (d)	6,903,705	674,975
Fidelity Health Care Central Fund (d)	3,865,298	467,817
Fidelity Industrials Central Fund (d)	3,501,469	466,571
Fidelity Information Technology Central Fund (d)	4,415,888	636,771
Fidelity International Equity Central Fund (d)	3,895,000	378,477
Fidelity Materials Central Fund (d)	1,010,037	149,273
Fidelity Telecom Services Central Fund (d)	939,550	126,012
Fidelity Utilities Central Fund (d)	1,165,553	151,767
TOTAL EQUITY CENTRAL FUNDS (Cost $3,430,123)		4,241,257
Fixed-Income Central Funds - 44.9%

High Yield Fixed-Income Funds - 4.1%
Fidelity Floating Rate Central Fund (d)	2,245,558	214,967
Fidelity High Income Central Fund 1 (d)	1,379,815	133,194
TOTAL HIGH YIELD FIXED-INCOME FUNDS		348,161
Investment Grade Fixed-Income Funds - 40.8%
Fidelity Tactical Income Central Fund (d)	35,654,452	3,436,378
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,837,197)		3,784,539
Common Stocks - 0.1%

Australia - 0.0%
ABB Grain Ltd.	1,089	8
Canada - 0.0%
European Goldfields Ltd. (a)	187,400	1,034
Czech Republic - 0.0%
Philip Morris CR AS	4,640	1,995
Japan - 0.0%
Nissin Healthcare Food Service Co.	78,800	901
United States of America - 0.1%
Virgin Media, Inc.	233,250	3,998
TOTAL COMMON STOCKS (Cost $9,903)		7,936
Money Market Central Funds - 4.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.58% (b)	17,528,036	$ 17,528
Fidelity Money Market Central Fund, 5.27% (b)	375,013,442	375,013
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $392,541)		392,541
U.S. Treasury Obligations - 0.2%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 2.98% to 4.11% 1/10/08 to 3/6/08 (c) (Cost $19,041)	$ 19,140	19,045
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $7,688,805)		8,445,318
NET OTHER ASSETS - (0.2)%		(16,968)
NET ASSETS - 100%		$ 8,428,350
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
220 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2008	$ 14,239	$ 298
108 FTSE 100 Index Contracts (United Kingdom)	March 2008	13,851	372
462 S&P 500 Index Contracts	March 2008	170,617	(2,462)
103 TOPIX 150 Index Contracts (Japan)	March 2008	13,578	(958)
TOTAL EQUITY INDEX CONTRACTS		$ 212,285	$ (2,750)
The face value of futures purchased as a percentage of net assets - 2.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,097,000.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,008
Fidelity Consumer Discretionary Central Fund	1,558
Fidelity Consumer Staples Central Fund	1,390
Fidelity Energy Central Fund	974
Fidelity Financials Central Fund	5,454
Fidelity Floating Rate Central Fund	4,462
Fidelity Health Care Central Fund	1,005
Fidelity High Income Central Fund 1	2,888
Fidelity Industrials Central Fund	1,436
Fidelity Information Technology Central Fund	751
Fidelity Materials Central Fund	848
Fidelity Money Market Central Fund	5,621
Fidelity Securities Lending Cash Central Fund	14
Fidelity Tactical Income Central Fund	46,413
Fidelity Telecom Services Central Fund	789
Fidelity Utilities Central Fund	1,026
Total	$ 76,637
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 412,360	$ -	$ -	$ 373,671	57.5%
Fidelity Consumer Staples Central Fund	337,240	-	-	348,708	57.5%
Fidelity Energy Central Fund	427,750	-	-	467,215	57.5%
Fidelity Financials Central Fund	765,273	-	-	674,975	57.5%
Fidelity Floating Rate Central Fund	271,825	-	52,652	214,967	8.7%
Fidelity Health Care Central Fund	462,483	-	-	467,817	57.5%
Fidelity High Income Central Fund 1	153,712	-	17,798	133,194	50.8%
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Industrials Central Fund	$ 473,294	$ -	$ -	$ 466,571	57.5%
Fidelity Information Technology Central Fund	662,781	-	-	636,771	57.5%
Fidelity International Equity Central Fund	-	387,418	-	378,477	43.7%
Fidelity Materials Central Fund	148,405	-	-	149,273	57.5%
Fidelity Tactical Income Central Fund	3,496,910	46,413	89,744	3,436,378	63.0%
Fidelity Telecom Services Central Fund	143,131	-	-	126,012	57.5%
Fidelity Utilities Central Fund	143,573	-	-	151,767	57.5%
Total	$ 7,898,737	$ 433,831	$ 160,194	$ 8,025,796
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $7,688,814,000. Net unrealized appreciation aggregated $756,504,000, of which $826,787,000 related to appreciated investment securities and $70,283,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Asset Manager® 60%

December 31, 2007

1.849920.100

SAN-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 56.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	3,736	$ 412,081
Fidelity Consumer Staples Central Fund (c)	2,948	384,537
Fidelity Energy Central Fund (c)	3,358	515,218
Fidelity Financials Central Fund (c)	7,613	744,323
Fidelity Health Care Central Fund (c)	4,262	515,830
Fidelity Industrials Central Fund (c)	3,861	514,478
Fidelity Information Technology Central Fund (c)	4,869	702,110
Fidelity International Equity Central Fund (c)	9,189	892,895
Fidelity Materials Central Fund (c)	1,113	164,490
Fidelity Telecom Services Central Fund (c)	1,036	138,948
Fidelity Utilities Central Fund (c)	1,285	167,320
TOTAL EQUITY CENTRAL FUNDS (Cost $5,354,919)		5,152,230
Fixed-Income Central Funds - 23.2%

High Yield Fixed-Income Funds - 3.8%
Fidelity Floating Rate Central Fund (c)	2,230	213,478
Fidelity High Income Central Fund 1 (c)	1,468	141,706
TOTAL HIGH YIELD FIXED-INCOME FUNDS		355,184
Investment Grade Fixed-Income Funds - 19.4%
Fidelity Tactical Income Central Fund (c)	18,507	1,783,705
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,150,629)		2,138,889
Money Market Central Funds - 19.4%

Fidelity Cash Central Fund, 4.58% (a) (Cost $1,783,624)	1,783,624	1,783,624
U.S. Treasury Obligations - 0.8%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.1% to 3.99% 1/17/08 to 2/28/08 (b) (Cost $74,832)	$ 75,000	74,881
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $9,364,004)		9,149,624
NET OTHER ASSETS - 0.6%		51,120
NET ASSETS - 100%		$ 9,200,744
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1 S&P 500 Index Contracts	March 2008	$ 369,300	$ (5,329)
The face value of futures purchased as a percentage of net assets - 4%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $74,881.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,888
Fidelity Consumer Discretionary Central Fund	1,536
Fidelity Consumer Staples Central Fund	1,265
Fidelity Energy Central Fund	961
Fidelity Financials Central Fund	5,122
Fidelity Floating Rate Central Fund	2,972
Fidelity Health Care Central Fund	975
Fidelity High Income Central Fund 1	2,073
Fidelity Industrials Central Fund	1,368
Fidelity Information Technology Central Fund	577
Affiliated Central Funds - continued
Fund	Income earned
Fidelity Materials Central Fund	$ 788
Fidelity Tactical Income Central Fund	21,018
Fidelity Telecom Services Central Fund	645
Fidelity Utilities Central Fund	992
Total	$ 55,180
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 454,063	$ -	$ 412,081	0.1%
Fidelity Consumer Staples Central Fund	-	377,196	-	384,537	0.1%
Fidelity Energy Central Fund	-	485,177	-	515,218	0.1%
Fidelity Financials Central Fund	-	835,400	-	744,323	0.1%
Fidelity Floating Rate Central Fund	-	216,949	-	213,478	0.0%
Fidelity Health Care Central Fund	-	520,675	-	515,830	0.1%
Fidelity High Income Central Fund 1	-	144,187	-	141,706	0.1%
Fidelity Industrials Central Fund	-	529,004	-	514,478	0.1%
Fidelity Information Technology Central Fund	-	753,026	-	702,110	0.1%
Fidelity International Equity Central Fund	-	915,357	-	892,895	0.1%
Fidelity Materials Central Fund	-	165,358	-	164,490	0.1%
Fidelity Tactical Income Central Fund	-	1,789,495	-	1,783,705	0.0%
Fidelity Telecom Services Central Fund	-	154,159	-	138,948	0.1%
Fidelity Utilities Central Fund	-	165,504	-	167,320	0.1%
Total	$ -	$ 7,505,550	$ -	$ 7,291,119
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $9,364,004. Net unrealized depreciation aggregated $214,380, of which $46,065 related to appreciated investment securities and $260,445 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Asset Manager® 60%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Asset Manager® 60%

1.849977.100

ASAN-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 56.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	3,736	$ 412,081
Fidelity Consumer Staples Central Fund (c)	2,948	384,537
Fidelity Energy Central Fund (c)	3,358	515,218
Fidelity Financials Central Fund (c)	7,613	744,323
Fidelity Health Care Central Fund (c)	4,262	515,830
Fidelity Industrials Central Fund (c)	3,861	514,478
Fidelity Information Technology Central Fund (c)	4,869	702,110
Fidelity International Equity Central Fund (c)	9,189	892,895
Fidelity Materials Central Fund (c)	1,113	164,490
Fidelity Telecom Services Central Fund (c)	1,036	138,948
Fidelity Utilities Central Fund (c)	1,285	167,320
TOTAL EQUITY CENTRAL FUNDS (Cost $5,354,919)		5,152,230
Fixed-Income Central Funds - 23.2%

High Yield Fixed-Income Funds - 3.8%
Fidelity Floating Rate Central Fund (c)	2,230	213,478
Fidelity High Income Central Fund 1 (c)	1,468	141,706
TOTAL HIGH YIELD FIXED-INCOME FUNDS		355,184
Investment Grade Fixed-Income Funds - 19.4%
Fidelity Tactical Income Central Fund (c)	18,507	1,783,705
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,150,629)		2,138,889
Money Market Central Funds - 19.4%

Fidelity Cash Central Fund, 4.58% (a) (Cost $1,783,624)	1,783,624	1,783,624
U.S. Treasury Obligations - 0.8%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.1% to 3.99% 1/17/08 to 2/28/08 (b) (Cost $74,832)	$ 75,000	74,881
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $9,364,004)		9,149,624
NET OTHER ASSETS - 0.6%		51,120
NET ASSETS - 100%		$ 9,200,744
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1 S&P 500 Index Contracts	March 2008	$ 369,300	$ (5,329)
The face value of futures purchased as a percentage of net assets - 4%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $74,881.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,888
Fidelity Consumer Discretionary Central Fund	1,536
Fidelity Consumer Staples Central Fund	1,265
Fidelity Energy Central Fund	961
Fidelity Financials Central Fund	5,122
Fidelity Floating Rate Central Fund	2,972
Fidelity Health Care Central Fund	975
Fidelity High Income Central Fund 1	2,073
Fidelity Industrials Central Fund	1,368
Fidelity Information Technology Central Fund	577
Affiliated Central Funds - continued
Fund	Income earned
Fidelity Materials Central Fund	$ 788
Fidelity Tactical Income Central Fund	21,018
Fidelity Telecom Services Central Fund	645
Fidelity Utilities Central Fund	992
Total	$ 55,180
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 454,063	$ -	$ 412,081	0.1%
Fidelity Consumer Staples Central Fund	-	377,196	-	384,537	0.1%
Fidelity Energy Central Fund	-	485,177	-	515,218	0.1%
Fidelity Financials Central Fund	-	835,400	-	744,323	0.1%
Fidelity Floating Rate Central Fund	-	216,949	-	213,478	0.0%
Fidelity Health Care Central Fund	-	520,675	-	515,830	0.1%
Fidelity High Income Central Fund 1	-	144,187	-	141,706	0.1%
Fidelity Industrials Central Fund	-	529,004	-	514,478	0.1%
Fidelity Information Technology Central Fund	-	753,026	-	702,110	0.1%
Fidelity International Equity Central Fund	-	915,357	-	892,895	0.1%
Fidelity Materials Central Fund	-	165,358	-	164,490	0.1%
Fidelity Tactical Income Central Fund	-	1,789,495	-	1,783,705	0.0%
Fidelity Telecom Services Central Fund	-	154,159	-	138,948	0.1%
Fidelity Utilities Central Fund	-	165,504	-	167,320	0.1%
Total	$ -	$ 7,505,550	$ -	$ 7,291,119
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $9,364,004. Net unrealized depreciation aggregated $214,380, of which $46,065 related to appreciated investment securities and $260,445 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 70%

December 31, 2007

1.811339.103

AMG-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 69.2%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (d)	1,615,010	$ 178,136
Fidelity Consumer Staples Central Fund (d)	1,274,458	166,240
Fidelity Energy Central Fund (d)	1,451,059	222,636
Fidelity Financials Central Fund (d)	3,294,772	322,130
Fidelity Health Care Central Fund (d)	1,841,301	222,853
Fidelity Industrials Central Fund (d)	1,669,175	222,418
Fidelity Information Technology Central Fund (d)	2,104,954	303,534
Fidelity International Equity Central Fund (d)	2,832,800	275,263
Fidelity Materials Central Fund (d)	481,375	71,142
Fidelity Telecom Services Central Fund (d)	447,906	60,073
Fidelity Utilities Central Fund (d)	556,155	72,417
TOTAL EQUITY CENTRAL FUNDS (Cost $1,825,748)		2,116,842
Fixed-Income Central Funds - 26.5%

Investment Grade Fixed-Income Funds - 22.3%
Fidelity Tactical Income Central Fund (d)	7,075,628	681,948
High Yield Fixed-Income Funds - 4.2%
Fidelity Floating Rate Central Fund (d)	819,667	78,467
Fidelity High Income Central Fund 1 (d)	497,338	48,008
TOTAL HIGH YIELD FIXED-INCOME CENTRAL FUNDS		126,475
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $818,905)		808,423
Common Stocks - 0.1%

Australia - 0.0%
ABB Grain Ltd.	514	4
Canada - 0.0%
European Goldfields Ltd. (a)	87,000	480
Czech Republic - 0.0%
Philip Morris CR AS	2,100	903
Japan - 0.0%
Nissin Healthcare Food Service Co.	36,500	417
United States of America - 0.1%
Virgin Media, Inc.	108,150	1,854
TOTAL COMMON STOCKS (Cost $4,955)		3,658
Money Market Central Funds - 3.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.58% (b)	103,569,766	$ 103,570
Fidelity Money Market Central Fund, 5.27% (b)	8,056,119	8,056
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $111,626)		111,626
U.S. Treasury Obligations - 0.5%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 3.04% to 4.11% 1/10/08 to 3/6/08 (c) (Cost $14,759)	$ 14,835	14,762
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,775,993)		3,055,311
NET OTHER ASSETS - 0.0%		(685)
NET ASSETS - 100%		$ 3,054,626
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
159 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2008	$ 10,291	$ 215
78 FTSE 100 Index Contracts (United Kingdom)	March 2008	10,004	268
220 S&P 500 Index Contracts	March 2008	81,246	(1,172)
75 TOPIX 150 Index Contracts (Japan)	March 2008	9,887	(691)
TOTAL EQUITY INDEX CONTRACTS		$ 111,428	$ (1,380)
The face value of futures purchased as a percentage of net assets - 3.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,800,000.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,171
Fidelity Consumer Discretionary Central Fund	743
Fidelity Consumer Staples Central Fund	663
Fidelity Energy Central Fund	464
Fidelity Financials Central Fund	2,603
Fidelity Floating Rate Central Fund	1,614
Fidelity Health Care Central Fund	479
Fidelity High Income Central Fund 1	1,033
Fidelity Industrials Central Fund	684
Fidelity Information Technology Central Fund	358
Fidelity Materials Central Fund	404
Fidelity Money Market Central Fund	107
Fidelity Securities Lending Cash Central Fund	9
Fidelity Tactical Income Central Fund	9,206
Fidelity Telecom Services Central Fund	376
Fidelity Utilities Central Fund	489
Total	$ 22,403

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 196,579	$ -	$ -	$ 178,136	27.4%
Fidelity Consumer Staples Central Fund	160,773	-	-	166,240	27.4%
Fidelity Energy Central Fund	203,830	-	-	222,636	27.4%
Fidelity Financials Central Fund	365,226	-	-	322,130	27.4%
Fidelity Floating Rate Central Fund	87,902	-	7,899	78,467	3.2%
Fidelity Health Care Central Fund	220,312	-	-	222,853	27.4%
Fidelity High Income Central Fund 1	54,188	-	5,199	48,008	18.3%
Fidelity Industrials Central Fund	225,622	-	-	222,418	27.4%
Fidelity Information Technology Central Fund	315,933	-	-	303,534	27.4%
Fidelity International Equity Central Fund	-	282,232	-	275,263	31.8%
Fidelity Materials Central Fund	70,728	-	-	71,142	27.4%
Fidelity Tactical Income Central Fund	682,133	9,206	5,968	681,948	12.5%
Fidelity Telecom Services Central Fund	68,234	-	-	60,073	27.4%
Fidelity Utilities Central Fund	68,507	-	-	72,417	27.4%
Total	$ 2,719,967	$ 291,438	$ 19,066	$ 2,925,265
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,775,993,000. Net unrealized appreciation aggregated $279,318,000, of which $309,439,000 related to appreciated investment securities and $30,121,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Asset
Manager 70%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

1.797932.104

AAL-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 64.8%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (d)	143,328	$ 15,809,099
Fidelity Consumer Staples Central Fund (d)	113,102	14,753,004
Fidelity Energy Central Fund (d)	128,832	19,766,646
Fidelity Financials Central Fund (d)	292,079	28,556,544
Fidelity Health Care Central Fund (d)	163,531	19,792,124
Fidelity Industrials Central Fund (d)	148,139	19,739,483
Fidelity Information Technology Central Fund (d)	186,825	26,940,230
Fidelity International Equity Central Fund (d)	272,000	26,430,240
Fidelity Materials Central Fund (d)	42,731	6,315,280
Fidelity Telecom Services Central Fund (d)	39,750	5,331,236
Fidelity Utilities Central Fund (d)	49,311	6,420,800
TOTAL EQUITY CENTRAL FUNDS (Cost $163,401,881)		189,854,686
Fixed-Income Central Funds - 24.4%

High Yield Fixed-Income Funds - 3.7%
Fidelity Floating Rate Central Fund (d)	65,839	6,302,767
Fidelity High Income Central Fund 1 (d)	48,387	4,670,750
TOTAL HIGH YIELD FIXED-INCOME FUNDS		10,973,517
Investment Grade Fixed-Income Funds - 20.7%
Fidelity Tactical Income Central Fund (d)	627,933	60,520,158
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $72,352,177)		71,493,675
Common Stocks - 0.0%

Australia - 0.0%
ABB Grain Ltd.	45	333
Canada - 0.0%
European Goldfields Ltd. (a)	8,000	44,125
Japan - 0.0%
Nissin Healthcare Food Service Co.	2,900	33,150
United States of America - 0.0%
Virgin Media, Inc.	9,900	169,686
TOTAL COMMON STOCKS (Cost $313,489)		247,294
Money Market Central Funds - 9.9%
	Shares	Value
Fidelity Cash Central Fund, 4.58% (b) (Cost $28,871,888)	28,871,888	$ 28,871,888
U.S. Treasury Obligations - 0.6%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 2.94% to 3.93% 1/10/08 to 3/6/08 (c) (Cost $1,795,973)	$ 1,805,000	1,796,330
Cash Equivalents - -0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.41%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $38,000)	$ 38,003	38,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $266,773,408)		292,301,873
NET OTHER ASSETS - 0.2%		449,587
NET ASSETS - 100%		$ 292,751,460
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2008	$ 950,566	$ 20,300
7 FTSE 100 Index Contracts (United Kingdom)	March 2008	873,665	24,093
42 S&P 500 Index Contracts	March 2008	15,734,418	(223,818)
7 TOPIX 150 Index Contracts (Japan)	March 2008	985,942	(63,197)
TOTAL EQUITY INDEX CONTRACTS		$ 18,544,591	$ (242,622)
The face value of futures purchased as a percentage of net assets - 6.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of securities pledged amounted to $1,796,330.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$38,000 due 1/02/08 at 1.41%
ABN AMRO Bank N.V., New York Branch	$ 16,596
Lehman Brothers, Inc.	10,331
Merrill Lynch Government Securities, Inc.	11,073
$ 38,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 484,468
Fidelity Consumer Discretionary Central Fund	65,175
Fidelity Consumer Staples Central Fund	58,161
Fidelity Energy Central Fund	40,759
Fidelity Financials Central Fund	227,867
Fidelity Floating Rate Central Fund	124,213
Fidelity Health Care Central Fund	42,017
Fund	Income earned
Fidelity High Income Central Fund 1	$ 96,042
Fidelity Industrials Central Fund	60,032
Fidelity Information Technology Central Fund	31,395
Fidelity Materials Central Fund	35,478
Fidelity Securities Lending Cash Central Fund	584
Fidelity Tactical Income Central Fund	811,510
Fidelity Telecom Services Central Fund	33,019
Fidelity Utilities Central Fund	42,964
Total	$ 2,153,684
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 17,245,921	$ 187,384	$ -	$ 15,809,099	2.4%
Fidelity Consumer Staples Central Fund	14,109,731	165,534	-	14,753,004	2.4%
Fidelity Energy Central Fund	17,891,901	216,898	-	19,766,646	2.4%
Fidelity Financials Central Fund	31,973,442	362,944	-	28,556,544	2.4%
Fidelity Floating Rate Central Fund	6,353,793	71,966	-	6,302,767	0.3%
Fidelity Health Care Central Fund	19,335,767	236,103	-	19,792,124	2.4%
Fidelity High Income Central Fund 1	4,712,980	52,008	-	4,670,750	1.8%
Fidelity Industrials Central Fund	19,791,552	230,277	-	19,739,483	2.4%
Fidelity Information Technology Central Fund	27,717,788	313,766	-	26,940,230	2.4%
Fidelity International Equity Central Fund	-	27,083,933	-	26,430,240	3.0%
Fidelity Materials Central Fund	6,205,653	73,611	-	6,315,280	2.4%
Fidelity Tactical Income Central Fund	60,006,631	811,509	-	60,520,158	1.1%
Fidelity Telecom Services Central Fund	5,988,143	61,000	-	5,331,236	2.4%
Fidelity Utilities Central Fund	6,014,031	64,094	-	6,420,800	2.4%
Total	$ 237,347,333	$ 29,931,027	$ -	$ 261,348,361
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $266,781,410. Net unrealized appreciation aggregated $25,520,463, of which $28,258,231 related to appreciated investment securities and $2,737,768 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 85%

December 31, 2007

1.811344.103

AGG-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 77.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (f)	328,825	$ 36,269,421
Fidelity Consumer Staples Central Fund (f)	259,480	33,846,536
Fidelity Energy Central Fund (f)	295,569	45,349,103
Fidelity Financials Central Fund (f)	670,092	65,514,858
Fidelity Health Care Central Fund (f)	375,176	45,407,491
Fidelity Industrials Central Fund (f)	339,861	45,286,489
Fidelity Information Technology Central Fund (f)	428,617	61,806,615
Fidelity International Equity Central Fund (f)	807,500	78,464,773
Fidelity Materials Central Fund (f)	98,037	14,488,860
Fidelity Telecom Services Central Fund (f)	91,195	12,231,072
Fidelity Utilities Central Fund (f)	113,131	14,730,833
TOTAL EQUITY CENTRAL FUNDS (Cost $394,704,664)		453,396,051
Fixed-Income Central Funds - 12.2%

Investment Grade Fixed-Income Funds - 11.2%
Fidelity Tactical Income Central Fund (f)	684,159	65,939,255
High Yield Fixed-Income Funds - 1.0%
Fidelity High Income Central Fund 1 (f)	61,390	5,925,948
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $71,984,265)		71,865,203
Common Stocks - 0.3%

Australia - 0.0%
ABB Grain Ltd.	227	1,680
Canada - 0.0%
European Goldfields Ltd. (a)	40,000	220,623
Czech Republic - 0.1%
Philip Morris CR AS	700	301,024
Japan - 0.0%
Nissin Healthcare Food Service Co.	16,500	188,614
United States of America - 0.2%
Virgin Media, Inc. (d)	49,800	853,572
TOTAL COMMON STOCKS (Cost $2,091,439)		1,565,513
Money Market Central Funds - 9.6%
	Shares	Value
Fidelity Cash Central Fund, 4.58% (b)	55,465,284	$ 55,465,284
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	857,500	857,500
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $56,322,784)		56,322,784
U.S. Treasury Obligations - 0.7%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.04% to 4.11% 1/10/08 to 3/6/08 (e) (Cost $4,150,633)	$ 4,170,000	4,152,040
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $529,253,785)		587,301,591
NET OTHER ASSETS - 0.2%		1,104,694
NET ASSETS - 100%		$ 588,406,285
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
46 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2008	$ 2,977,322	$ 62,252
22 FTSE 100 Index Contracts (United Kingdom)	March 2008	2,821,526	75,721
108 S&P 500 Index Contracts	March 2008	39,884,400	(575,532)
22 TOPIX 150 Index Contracts (Japan)	March 2008	2,900,058	(199,547)
TOTAL EQUITY INDEX CONTRACTS		$ 48,583,306	$ (637,106)
The face value of futures purchased as a percentage of net assets - 8.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,157,432.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 917,258
Fidelity Consumer Discretionary Central Fund	151,059
Fidelity Consumer Staples Central Fund	134,750
Fidelity Energy Central Fund	94,456
Fidelity Financials Central Fund	528,669
Fidelity Health Care Central Fund	97,416
Fidelity High Income Central Fund 1	142,973
Fidelity Industrials Central Fund	139,158
Fidelity Information Technology Central Fund	72,768
Fidelity Materials Central Fund	82,241
Fidelity Securities Lending Cash Central Fund	4,289
Fidelity Tactical Income Central Fund	884,174
Fidelity Telecom Services Central Fund	76,502
Fidelity Utilities Central Fund	99,424
Total	$ 3,425,137
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 38,476,813	$ 1,571,832	$ -	$ 36,269,421	5.6%
Fidelity Consumer Staples Central Fund	31,481,455	1,257,321	-	33,846,536	5.6%
Fidelity Energy Central Fund	39,903,408	1,709,475	-	45,349,103	5.6%
Fidelity Financials Central Fund	71,344,905	2,975,753	-	65,514,858	5.6%
Fidelity Health Care Central Fund	43,134,603	1,788,713	-	45,407,491	5.6%
Fidelity High Income Central Fund 1	8,946,922	-	2,899,743	5,925,948	2.3%
Fidelity Industrials Central Fund	44,167,755	1,810,073	-	45,286,489	5.6%
Fidelity Information Technology Central Fund	61,814,912	2,628,687	-	61,806,615	5.6%
Fidelity International Equity Central Fund	-	80,374,686	-	78,464,773	9.1%
Fidelity Materials Central Fund	13,842,100	571,737	-	14,488,860	5.6%
Fidelity Tactical Income Central Fund	65,379,747	884,174	-	65,939,255	1.2%
Fidelity Telecom Services Central Fund	13,358,236	536,502	-	12,231,072	5.6%
Fidelity Utilities Central Fund	13,416,809	535,935	-	14,730,833	5.6%
Total	$ 445,267,665	$ 96,644,888	$ 2,899,743	$ 525,261,254
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $529,265,143. Net unrealized appreciation aggregated $58,036,448, of which $64,090,771 related to appreciated investment securities and $6,054,323 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 85%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 85%

1.844204.102

AAM85-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 77.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (f)	328,825	$ 36,269,421
Fidelity Consumer Staples Central Fund (f)	259,480	33,846,536
Fidelity Energy Central Fund (f)	295,569	45,349,103
Fidelity Financials Central Fund (f)	670,092	65,514,858
Fidelity Health Care Central Fund (f)	375,176	45,407,491
Fidelity Industrials Central Fund (f)	339,861	45,286,489
Fidelity Information Technology Central Fund (f)	428,617	61,806,615
Fidelity International Equity Central Fund (f)	807,500	78,464,773
Fidelity Materials Central Fund (f)	98,037	14,488,860
Fidelity Telecom Services Central Fund (f)	91,195	12,231,072
Fidelity Utilities Central Fund (f)	113,131	14,730,833
TOTAL EQUITY CENTRAL FUNDS (Cost $394,704,664)		453,396,051
Fixed-Income Central Funds - 12.2%

Investment Grade Fixed-Income Funds - 11.2%
Fidelity Tactical Income Central Fund (f)	684,159	65,939,255
High Yield Fixed-Income Funds - 1.0%
Fidelity High Income Central Fund 1 (f)	61,390	5,925,948
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $71,984,265)		71,865,203
Common Stocks - 0.3%

Australia - 0.0%
ABB Grain Ltd.	227	1,680
Canada - 0.0%
European Goldfields Ltd. (a)	40,000	220,623
Czech Republic - 0.1%
Philip Morris CR AS	700	301,024
Japan - 0.0%
Nissin Healthcare Food Service Co.	16,500	188,614
United States of America - 0.2%
Virgin Media, Inc. (d)	49,800	853,572
TOTAL COMMON STOCKS (Cost $2,091,439)		1,565,513
Money Market Central Funds - 9.6%
	Shares	Value
Fidelity Cash Central Fund, 4.58% (b)	55,465,284	$ 55,465,284
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	857,500	857,500
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $56,322,784)		56,322,784
U.S. Treasury Obligations - 0.7%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.04% to 4.11% 1/10/08 to 3/6/08 (e) (Cost $4,150,633)	$ 4,170,000	4,152,040
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $529,253,785)		587,301,591
NET OTHER ASSETS - 0.2%		1,104,694
NET ASSETS - 100%		$ 588,406,285
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
46 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2008	$ 2,977,322	$ 62,252
22 FTSE 100 Index Contracts (United Kingdom)	March 2008	2,821,526	75,721
108 S&P 500 Index Contracts	March 2008	39,884,400	(575,532)
22 TOPIX 150 Index Contracts (Japan)	March 2008	2,900,058	(199,547)
TOTAL EQUITY INDEX CONTRACTS		$ 48,583,306	$ (637,106)
The face value of futures purchased as a percentage of net assets - 8.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,157,432.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 917,258
Fidelity Consumer Discretionary Central Fund	151,059
Fidelity Consumer Staples Central Fund	134,750
Fidelity Energy Central Fund	94,456
Fidelity Financials Central Fund	528,669
Fidelity Health Care Central Fund	97,416
Fidelity High Income Central Fund 1	142,973
Fidelity Industrials Central Fund	139,158
Fidelity Information Technology Central Fund	72,768
Fidelity Materials Central Fund	82,241
Fidelity Securities Lending Cash Central Fund	4,289
Fidelity Tactical Income Central Fund	884,174
Fidelity Telecom Services Central Fund	76,502
Fidelity Utilities Central Fund	99,424
Total	$ 3,425,137
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 38,476,813	$ 1,571,832	$ -	$ 36,269,421	5.6%
Fidelity Consumer Staples Central Fund	31,481,455	1,257,321	-	33,846,536	5.6%
Fidelity Energy Central Fund	39,903,408	1,709,475	-	45,349,103	5.6%
Fidelity Financials Central Fund	71,344,905	2,975,753	-	65,514,858	5.6%
Fidelity Health Care Central Fund	43,134,603	1,788,713	-	45,407,491	5.6%
Fidelity High Income Central Fund 1	8,946,922	-	2,899,743	5,925,948	2.3%
Fidelity Industrials Central Fund	44,167,755	1,810,073	-	45,286,489	5.6%
Fidelity Information Technology Central Fund	61,814,912	2,628,687	-	61,806,615	5.6%
Fidelity International Equity Central Fund	-	80,374,686	-	78,464,773	9.1%
Fidelity Materials Central Fund	13,842,100	571,737	-	14,488,860	5.6%
Fidelity Tactical Income Central Fund	65,379,747	884,174	-	65,939,255	1.2%
Fidelity Telecom Services Central Fund	13,358,236	536,502	-	12,231,072	5.6%
Fidelity Utilities Central Fund	13,416,809	535,935	-	14,730,833	5.6%
Total	$ 445,267,665	$ 96,644,888	$ 2,899,743	$ 525,261,254
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $529,265,143. Net unrealized appreciation aggregated $58,036,448, of which $64,090,771 related to appreciated investment securities and $6,054,323 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Broad Market
Opportunities Fund

December 31, 2007

1.861615.100

BMO-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 99.5%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	2,615	$ 288,430
Fidelity Consumer Staples Central Fund (a)	1,926	251,277
Fidelity Energy Central Fund (a)	2,212	339,340
Fidelity Financials Central Fund (a)	5,405	528,481
Fidelity Health Care Central Fund (a)	2,829	342,441
Fidelity Industrials Central Fund (a)	2,556	340,619
Fidelity Information Technology Central Fund (a)	3,223	464,748
Fidelity Materials Central Fund (a)	729	107,763
Fidelity Telecom Services Central Fund (a)	708	94,907
Fidelity Utilities Central Fund (a)	845	110,003
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $2,827,366)	2,868,009
NET OTHER ASSETS - 0.5%	13,503
NET ASSETS - 100%	$ 2,881,512
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 975
Fidelity Consumer Staples Central Fund	789
Fidelity Energy Central Fund	593
Fidelity Financials Central Fund	3,328
Fidelity Health Care Central Fund	602
Fidelity Industrials Central Fund	844
Fidelity Information Technology Central Fund	384
Fidelity Materials Central Fund	487
Fidelity Telecom Services Central Fund	420
Fidelity Utilities Central Fund	608
Total	$ 9,030

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 168,805	$ 154,224	$ 12,144	$ 288,430	0.0%
Fidelity Consumer Staples Central Fund	136,035	118,869	9,357	251,277	0.0%
Fidelity Energy Central Fund	177,175	149,887	11,831	339,340	0.0%
Fidelity Financials Central Fund	316,921	283,555	22,207	528,481	0.0%
Fidelity Health Care Central Fund	188,141	165,292	13,051	342,441	0.0%
Fidelity Industrials Central Fund	190,929	166,098	13,096	340,619	0.0%
Fidelity Information Technology Central Fund	270,327	229,904	18,189	464,748	0.0%
Fidelity Materials Central Fund	60,010	50,911	3,996	107,763	0.0%
Fidelity Telecom Services Central Fund	57,080	50,420	3,962	94,907	0.0%
Fidelity Utilities Central Fund	58,139	52,303	4,097	110,003	0.0%
Total	$ 1,623,562	$ 1,421,463	$ 111,930	$ 2,868,009
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,827,366. Net unrealized appreciation aggregated $40,643, of which $112,906 related to appreciated investment securities and $72,263 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 29, 2008